Note 25 Medical benefits commitments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Medical benefits commitments [Line Items]
Medical benefits commitments		€ 1,377	€ 1,562
Medical benefits commitments		1,448	1,377	€ 1,562
Present value of defined benefit obligation [member]
Medical benefits commitments [Line Items]
Medical benefits commitments		1,377	1,562	1,580
Medical benefits commitments		1,448	1,377	1,562
Present value of defined benefit obligation [member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		19	24	21
Present value of defined benefit obligation [member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		144	131	117
Present value of defined benefit obligation [member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	28	(5)	(8)
Present value of defined benefit obligation [member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(215)	(377)	95
Present value of defined benefit obligation [member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	0	0	0
Present value of defined benefit obligation [member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	(115)	0
Present value of defined benefit obligation [member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(191)	(257)	110
Present value of defined benefit obligation [member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(23)	(4)	(15)
Present value of defined benefit obligation [member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(60)	(49)	(37)
Present value of defined benefit obligation [member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		155	90	(207)
Present value of defined benefit obligation [member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member]
Medical benefits commitments [Line Items]
Medical benefits commitments		1,494	1,484	1,532
Medical benefits commitments		1,476	1,494	1,484
Plan assets [member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		157	129	120
Plan assets [member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	1	22
Plan assets [member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	0	0
Plan assets [member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(144)	(119)	66
Plan assets [member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	(144)	(119)	66
Plan assets [member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(60)	(48)	(37)
Plan assets [member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(139)	(39)	(19)
Plan assets [member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		167	86	(201)
Plan assets [member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments		(116)	77	48
Medical benefits commitments		(28)	(116)	77
Net liability asset [Member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		19	24	21
Net liability asset [Member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(14)	2	(3)
Net liability asset [Member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	(1)	(22)
Net liability asset [Member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	28	(5)	(8)
Net liability asset [Member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(71)	(257)	30
Net liability asset [Member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	144	119	(66)
Net liability asset [Member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	(115)	0
Net liability asset [Member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(191)	(257)	110
Net liability asset [Member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(23)	(4)	(15)
Net liability asset [Member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		139	39	19
Net liability asset [Member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(11)	4	(6)
Net liability asset [Member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		€ 0	€ 0	€ 0

[1]	(1) Including gains and losses arising from settlements.
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".